INCOME TAXES (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Federal tax statutory rate	21.00%	21.00%
Permanent differences	(6.80%)	(0.20%)
Temporary differences	(5.90%)	(2.90%)
Valuation allowance	(8.30%)	(17.90%)
Effective rate	0.00%	0.00%